RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS	12 Months Ended
Dec. 31, 2012
RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS

The Bank is required to maintain cash reserve balances against its respective transaction accounts and non-personal time deposits.  At December 31, 2012 and 2011, the Bank was required to maintain cash and liquid asset reserves of $700,000 and $858,000, respectively, and to maintain $3.0 million in the Federal Reserve Bank ("FRB") for clearing purposes to satisfy such reserve requirements at December 31, 2011. During 2012, the Federal Reserve Bank announced an initiative to simplify reserves administration. Effective July 12, 2012, the Federal Reserve Bank eliminated the contractual clearing balance program. The second phase of this initiative will become effective on June 27, 2013, creating a common two-week maintenance period for all depository institutions and replacing carryover and routine waivers with a penalty-free band around reserve balance requirements.